Revenue from Contracts with Customers - Disaggregated Revenue (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue		$ 170,822	$ 203,457	$ 342,143	$ 401,887
HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						$ 821,754	$ 843,363	[1]
Transferred overtime
Disaggregation of Revenue [Line Items]
Total revenue		104,968	128,987	196,115	249,526
Transferred overtime | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						519,350	512,818
Transferred at point in time
Disaggregation of Revenue [Line Items]
Total revenue		65,854	74,470	146,028	152,361
Transferred at point in time | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						302,404	330,545
ESS
Disaggregation of Revenue [Line Items]
Total revenue		97,660	125,547	198,350	233,088
ESS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[1]					438,553	443,189
ESS | Transferred overtime
Disaggregation of Revenue [Line Items]
Total revenue		65,013	89,340	125,033	162,326
ESS | Transferred overtime | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						300,400	299,928
ESS | Transferred at point in time
Disaggregation of Revenue [Line Items]
Total revenue		32,647	36,207	73,317	70,762
ESS | Transferred at point in time | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						138,153	143,261
PCS
Disaggregation of Revenue [Line Items]
Total revenue		73,162	77,910	143,793	168,799
PCS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[1]					383,201	400,174
PCS | Transferred overtime
Disaggregation of Revenue [Line Items]
Total revenue		39,955	39,647	71,082	87,200
PCS | Transferred overtime | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						218,950	212,890
PCS | Transferred at point in time
Disaggregation of Revenue [Line Items]
Total revenue		33,207	38,263	72,711	81,599
PCS | Transferred at point in time | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						164,251	187,284
Project and other manufacturing contracts revenue
Disaggregation of Revenue [Line Items]
Total revenue		10,093	33,139	22,385	57,756
Project and other manufacturing contracts revenue | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						92,436	70,462
Project and other manufacturing contracts revenue | ESS
Disaggregation of Revenue [Line Items]
Total revenue		5,395	29,102	14,416	48,276
Project and other manufacturing contracts revenue | ESS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						61,130	33,552
Project and other manufacturing contracts revenue | PCS
Disaggregation of Revenue [Line Items]
Total revenue		4,698	4,037	7,969	9,480
Project and other manufacturing contracts revenue | PCS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						31,306	36,910
Sale of products
Disaggregation of Revenue [Line Items]
Total revenue		10,494	25,835	30,995	55,966
Sale of products | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						121,553	158,674
Sale of products | ESS
Disaggregation of Revenue [Line Items]
Total revenue		7,508	12,986	15,651	29,923
Sale of products | ESS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						64,558	108,610
Sale of products | PCS
Disaggregation of Revenue [Line Items]
Total revenue		2,986	12,849	15,344	26,043
Sale of products | PCS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						56,995	50,064
Product revenue
Disaggregation of Revenue [Line Items]
Total revenue		20,587	58,974	53,380	113,722
Product revenue | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[2]					213,989	229,136
Product revenue | ESS
Disaggregation of Revenue [Line Items]
Total revenue		12,903	42,088	30,067	78,199
Product revenue | ESS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[2]					125,688	142,162
Product revenue | PCS
Disaggregation of Revenue [Line Items]
Total revenue		7,684	16,886	23,313	35,523
Product revenue | PCS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[2]					88,301	86,974
Service revenue
Disaggregation of Revenue [Line Items]
Total revenue		89,072	92,332	161,081	175,840
Service revenue | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						383,385	366,202
Service revenue | ESS
Disaggregation of Revenue [Line Items]
Total revenue		53,815	56,722	97,968	98,120
Service revenue | ESS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						195,741	190,222
Service revenue | PCS
Disaggregation of Revenue [Line Items]
Total revenue		35,257	35,610	63,113	77,720
Service revenue | PCS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						187,644	175,980
Spare parts revenue
Disaggregation of Revenue [Line Items]
Total revenue		61,163	52,151	127,682	112,325
Spare parts revenue | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						224,380	248,025
Spare parts revenue | ESS
Disaggregation of Revenue [Line Items]
Total revenue		30,942	26,737	70,315	56,769
Spare parts revenue | ESS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						117,124	110,805
Spare parts revenue | PCS
Disaggregation of Revenue [Line Items]
Total revenue		$ 30,221	$ 25,414	$ 57,367	$ 55,556
Spare parts revenue | PCS | HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Total revenue						$ 107,256	$ 137,220

[1]	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.
[2]	Product revenue includes related party revenue.